Other revenues	6 Months Ended
Jun. 30, 2016
Other revenues
9 Other revenues
in	2Q16	1Q16	2Q15	6M16	6M15
Other revenues (CHF million)
Noncontrolling interests without SEI	1	0	14	1	(14)
Loans held-for-sale	(48)	(9)	(19)	(57)	(27)
Long-lived assets held-for-sale	(9)	33	1	24	3
Equity method investments	46	49	51	95	97
Other investments	31	(16)	93	15	21
Other	198	166	189	364	375
Other revenues	219	223	329	442	455